The Company - U.S. Department of Energy Carbon Free Power Project Award (Details) - Carbon Free Power Project Award (Award 8369) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 31, 2019	Apr. 30, 2015	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cost share	$ 8,250	$ 16,617
Cost share (as a percent)	50.00%	50.00%
Maximum amount awarded	$ 126,694
Cumulative cash received			$ 7,451
Amount paid to third party for services provided			$ 729
Reimburse percentage			25.00%
Maximum reimbursement amount			$ 4,100
Accounts Receivable [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Amount obligated under current budget period			$ 70
Government [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cost share	$ 8,250	$ 16,617
Cost share (as a percent)	50.00%	50.00%